Long-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
Schedule of Long-term investments

	December 31, 2018	December 31, 2017
Cummins Westport Inc. (a)	$6,309	$6,799
Weichai Westport Inc. (b)	1,824	1,824
Other equity accounted investees	685	679
	$8,818	$9,302
The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2018	2017	2016
Investment income under the equity method	$22,701	$12,482	$5,606
Dividends received	23,191	16,633	10,198

Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2018	December 31, 2017
Current assets:
Cash and short-term investments	$85,812	$91,720
Accounts receivable	2,336	10,925
Other current assets	120	—
Long-term assets:
Property, plant and equipment	934	1,245
Deferred income tax assets	22,851	28,096
Total assets	$112,053	$131,986
Current liabilities:
Current portion of warranty liability	$19,829	$25,866
Current portion of deferred revenue	21,299	22,157
Accounts payable and accrued liabilities	4,348	12,603
	45,476	60,626
Long-term liabilities:
Warranty liability	22,995	16,253
Deferred revenue	27,009	38,321
Other long-term liabilities	3,943	3,175
	53,947	57,749
Total liabilities	$99,423	$118,375

	Years ended December 31,
	2018	2017	2016
Product revenue	$227,408	$235,220	$205,235
Parts revenue	91,997	82,077	71,230
	319,405	317,297	276,465
Cost of revenue and expenses:
Cost of product and parts revenue	228,452	207,840	199,317
Research and development	18,000	30,733	36,066
General and administrative	1,474	1,113	1,136
Sales and marketing	15,350	19,675	23,047
Foreign exchange loss	12	51	8
Bank charges, interest and other	706	609	695
	263,994	260,021	260,269
Income from operations	55,411	57,276	16,196
Interest and investment income	1,939	982	552
Income before income taxes	57,350	58,258	16,748
Income tax expense:
Current	8,397	16,068	4,680
Deferred (1)	3,552	17,226	856
	11,949	33,294	5,536
Income for the year	$45,401	$24,964	$11,212

(1)    As a result of the U.S. tax reform substantially enacted in the fourth quarter of 2017, CWI recorded a deferred tax expense of $13,423 in 2017 arising from related adjustments to deferred income tax assets.

Schedule of Variable Interest Entities
The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2018		Balance at December 31, 2017
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$6,309	$6,309	$6,799	$6,799
Accounts receivable due from CWI	122	122	150	150